Property, Plant and Equipment - Right-of-use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Jan. 01, 2019
Disclosure of initial application of standards or interpretations [line items]
Lease liabilities	$ 10,454	$ 4,220
IFRS 16
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets			$ 5,899
Lease liabilities			$ 5,899
Addition to right-of use assets	8,474	246
Depreciation expense of right-of use assets	2,619	2,018
IFRS 16 | Offices and Buildings [Member]
Disclosure of initial application of standards or interpretations [line items]
Right-of-use assets	$ 10,020	$ 4,115